LOANS PAYABLE	9 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Loans Payable [Text Block]
6.	LOANS PAYABLE

As of December 31, 2014 and March 31, 2014, the Company has the following loans:

	December 31, 2014	March 31, 2014
	$	$
a) Lieberman Family Trust
The loan carried interest of 10% per annum and was payable within 90 days of demand or upon successful completion of a capital raise for $2,711,700 (CAD $3 million). Formerly secured by way of partial assignment of the Company’s entitlement to its SR&ED tax credit refund from the Government of Canada for the year ended March 31, 2014.	-	27,141

b) Gaston-Dreyfus Remi
The loan carried interest of 6% per annum and was payable on demand. The loan was secured by a general security agreement on all the assets of the Company.	-	454,729

c) Parvez Patel/Huda
The loan was unsecured, carried interest of 2% per annum and was repayable on demand or successful completion of capital raise for $5,694,570 (CAD $6.3 million).	-	100,766

d) Pope & Co.
The loan carried interest of 10% per annum and was payable within 90 days of demand or upon successful completion of a capital raise for $2,711,700 (CAD $3 million) by no later than June 30, 2014. Formerly secured by way of partial assignment of the Company’s entitlement to its SR&ED tax credit refund from the Government of Canada for the year ended March 31, 2014.	-	189,510

	-	772,146

(a)	During the nine month period ended December 31, 2014, the loan from Lieberman Family Trust and accrued interest thereon was settled in exchange for 33,333 common shares (Note 8(xii)).

(b&c)
During the nine month period ended December 31, 2014, the Company repaid the loan of $452,350 ($500,000 CAD) from Gaston-Dreyfus Remi plus accrued interest and the loan of $99,517 ($110,000 CAD) plus accrued interest from Parvez Patel/Huda (both unrelated parties).

(d)
During the nine month period ended December 31, 2014, the Company repaid loans for $180,940 ($200,000 CAD) plus accrued interest of $12,138 ($13,417 CAD) owing to investors introduced by Pope and Co. As part of this transaction the Company will issue to these lenders 349,522 warrants exercisable into common shares of BLC (Note 13(c)) at an exercise price of $0.23 per share for a period of up to two years.

On June 10, 2013, the Company agreed to the terms of a secured loan for $241,185 ($250,000 CAD) that bore interest at 10%, was secured by a general security agreement, and matured on the earlier of June 10, 2014, two days after receiving the 2013 SR&ED claim or within five days of an event of default. Events of default consisted of standard non-payment clauses.

Under the terms of the loan agreement the lenders received an aggregate of 100,000 shares from the personal shareholdings of the founders as well as options to purchase 416,666 common shares. The shares contributed personally by the founders were valued based on the price of the most recent private placement in March 2013 at $0.60 CAD, see Note 8, which at the time of the loan was $0.58 for a fair value of $58,000 ($60,000 CAD). As detailed in Note 9, the fair value of the stock options was $106,185. The fair value of these instruments was then utilized to allocate the proceeds based on the relative fair values of the loan, the contributed shares and the options, resulting in a carrying value of $143,139 for the loan, $63,481 for the options and $34,565 for the shares. The values for the shares as contributed capital and the options aggregating to $98,046 were recognized in contributed surplus.

The loan was repaid on November 15, 2013, and the Company recognized accretion of the full amount of the discount of $98,046 as imputed interest in the statements of operations and comprehensive loss for the year ended March 31, 2014.